INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 39,506	$ 33,502
Additions for tax positions related to the current year	1,186	10,839
Reduction of tax position relating to settlement with taxing authorities	(2,554)	0
Reductions for tax positions from prior years/statute of limitations expirations	(3,174)	(5,301)
Foreign exchange (gain) loss	(269)
Foreign exchange (gain) loss		466
Balance at end of period	$ 34,695	$ 39,506